Balance Sheet (USD $)	Mar. 31, 2014
Current Assets
Cash	$ 83
Prepaid expenses	511
Total Current Assets	594
TOTAL ASSETS	594
Current Liabilities
Related party advances	21,100
Total Current Liabilities	21,100
TOTAL LIABILITIES	21,100
STOCKHOLDERS' DEFICIT
Preferred Stock, Authorized 10,000,000 preferred shares, $0.0001 par, none issued and outstanding as of March 31, 2014
Common Stock; Authorized 100,000,000 common shares, $0.0001 par, 21,000,000 issued and outstanding as of March 31, 2014	2,100
Additional Paid in Capital
Deficit accumulated during the development stage	(22,606)
TOTAL STOCKHOLDERS' DEFICIT	(20,506)
TOTAL LIABILITIES & STOCKHOLDERS' DEFICIT	$ 594